UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04993

Nicholas Limited Edition, Inc

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2013

Date of Reporting Period: 09/30/2013

Item 1. Schedule of Investments.

	NICHOLAS LIMITED EDITION, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF September 30, 2013

SHARES OR
PRINCIPAL
AMOUNT		VALUE
-------------		------------
COMMON STOCKS -- 93.23%
	Consumer Discretionary - Automobiles &
	Components -- 2.39%
80,000	Dorman Products, Inc. *	$ 3,964,000
75,000	Thor Industries, Inc.	4,353,000
		------------
		8,317,000
		------------
	Consumer Discretionary - Durables &
	Apparel -- 3.13%
165,000	La-Z-Boy Incorporated	3,747,150
45,000	SodaStream International Ltd. *	2,807,550
50,000	Tupperware Brands Corporation	4,318,500
		------------
		10,873,200
		------------
	Consumer Discretionary - Media -- 1.14%
50,000	Morningstar, Inc.	3,963,000
		------------
	Consumer Discretionary -
	Retailing -- 5.74%
150,000	Ascena Retail Group, Inc. *	2,989,500
95,000	GNC Holdings, Inc.	5,189,850
72,500	Monro Muffler Brake, Inc.	3,370,525
185,000	Pier 1 Imports, Inc.	3,611,200
40,000	Ulta Salon, Cosmetics & Fragrance, Inc. *	4,778,400
		------------
		19,939,475
		-----------
	Consumer Discretionary -
	Services -- 3.83%
65,000	Bally Technologies, Inc. *	4,683,900
85,000	Brinker International, Inc.	3,445,050
110,000	Carriage Services, Inc.	2,134,000
45,000	Domino's Pizza, Inc.	3,057,750
		------------
		13,320,700
		------------
	Consumer Staples - Food & Staples
	Retailing -- 2.59%
45,000	PriceSmart, Inc.	4,285,800
70,000	United Natural Foods, Inc. *	4,705,400
		------------
		8,991,200
		------------
	Consumer Staples - Food, Beverage &
	Tobacco -- 1.75%
100,000	Hillshire Brands Company (The)	3,074,000
45,000	TreeHouse Foods, Inc. *	3,007,350
		------------
		6,081,350
		------------
	Consumer Staples - Household &
	Personal Products -- 1.04%
120,000	Prestige Brands Holdings, Inc. *	3,614,400
		------------
	Energy -- 3.95%
45,000	Atwood Oceanics, Inc. *	2,476,800
33,000	Dril-Quip, Inc. *	3,786,750
70,000	Rosetta Resources, Inc. *	3,812,200
47,500	SM Energy Company	3,666,525
		------------
		13,742,275
		------------
	Financials - Banks -- 4.14%
95,000	Community Bank System, Inc.	3,241,400

153,394	First Financial Bancorp.	$ 2,326,987
155,000	FirstMerit Corporation	3,365,050
105,000	Glacier Bancorp, Inc.	2,594,550
55,000	IBERIABANK Corporation	2,852,850
		------------
		14,380,837
		------------
	Financials - Diversified -- 2.09%
70,000	Artisan Partners Asset Management Inc.	3,665,200
70,000	Waddell & Reed Financial, Inc.	3,603,600
		------------
		7,268,800
		------------
	Financials - Insurance -- 1.06%
115,000	Brown & Brown, Inc.	3,691,500
		------------
	Financials - Real Estate -- 2.12%
85,000	Healthcare Realty Trust Incorporated	1,964,350
83,000	Medical Properties Trust, Inc.	1,010,110
35,000	Omega Healthcare Investors, Inc.	1,045,450
363,100	Summit Hotel Properties, Inc.	3,336,889
		------------
		7,356,799
		------------
	Health Care - Equipment &
	Services -- 16.84%
90,000	Abaxis, Inc. *	3,789,000
70,000	Acadia Healthcare Company, Inc. *	2,760,100
51,000	Computer Programs and Systems, Inc.	2,983,500
45,000	Cyberonics, Inc. *	2,283,300
105,000	DexCom, Inc. *	2,964,150
175,000	Endologix, Inc. *	2,822,750
195,000	Globus Medical, Inc. - Class A *	3,404,700
29,000	HeartWare International, Inc. *	2,123,090
89,400	Insulet Corporation *	3,239,856
130,000	Masimo Corporation *	3,463,200
235,000	Merit Medical Systems, Inc. *	2,850,550
21,500	MWI Veterinary Supply, Inc. *	3,211,240
170,000	NxStage Medical, Inc. *	2,237,200
165,000	Omnicell, Inc. *	3,907,200
55,000	Sirona Dental Systems, Inc. *	3,681,150
95,000	STERIS Corporation	4,081,200
45,000	Teleflex Incorporated	3,702,600
75,000	Thoratec Corporation *	2,796,750
115,000	Tornier N.V. *	2,222,950
		------------
		58,524,486
		------------
	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 0.69%
30,000	TECHNE Corporation	2,401,800
		------------
	Industrials - Capital Goods -- 7.47%
76,000	A.O. Smith Corporation	3,435,200
95,000	Beacon Roofing Supply, Inc. *	3,502,650
92,500	Generac Holdings Inc. *	3,944,200
24,000	Middleby Corporation (The) *	5,013,840
50,000	RBC Bearings Incorporated *	3,294,500
57,500	Regal-Beloit Corporation	3,905,975
70,000	Woodward Inc.	2,858,100
		------------
		25,954,465
		------------
	Industrials - Commercial & Professional
	Services -- 5.73%
127,500	Healthcare Services Group, Inc.	3,284,400
365,000	InnerWorkings, Inc. *	3,584,300
160,000	KAR Auction Services, Inc.	4,513,600
120,000	Mobile Mini, Inc. *	4,087,200
165,000	Standard Parking Corporation *	4,436,850
		------------
		19,906,350
		------------
	Industrials - Transportation -- 4.84%
137,300	Echo Global Logistics, Inc. *	2,875,062

80,000	Hub Group, Inc. - Class A *	$ 3,138,400
230,000	Knight Transportation, Inc.	3,799,600
195,000	Marten Transport, Ltd.	3,344,250
130,000	Roadrunner Transportation Systems, Inc. *	3,671,200
		------------
		16,828,512
		------------
	Information Technology - Hardware &
	Equipment -- 0.33%
25,000	Palo Alto Networks, Inc. *	1,145,500
		------------
	Information Technology - Semiconductors &
	Semiconductor Equipment -- 2.33%
70,000	Cavium, Inc. *	2,884,000
175,000	CEVA, Inc. *	3,018,750
390,000	RF Micro Devices, Inc. *	2,199,600
		------------
		8,102,350
		------------
	Information Technology - Software &
	Services -- 16.60%
160,000	Bottomline Technologies (de), Inc. *	4,460,800
135,000	Cardtronics, Inc. *	5,008,500
120,000	comScore, Inc. *	3,476,400
91,700	DealerTrack Holdings, Inc. *	3,928,428
100,000	Euronet Worldwide, Inc. *	3,980,000
105,000	EVERTEC, Inc.	2,332,050
25,000	FactSet Research Systems Inc.	2,727,500
25,000	Imperva, Inc. *	1,050,500
80,000	Jack Henry & Associates, Inc.	4,128,800
24,500	MercadoLibre, Inc.	3,305,295
94,500	MICROS Systems, Inc. *	4,719,330
145,000	Qualys, Inc. *	3,101,550
47,500	Syntel, Inc. *	3,804,750
175,000	Tangoe, Inc. *	4,175,500
40,000	VeriFone Systems, Inc. *	914,400
47,500	WEX Inc. *	4,168,125
30,000	Workday, Inc. *	2,427,900
		------------
		57,709,828
		------------
	Materials -- 3.43%
68,500	AptarGroup, Inc.	4,118,905
110,000	RPM International, Inc.	3,982,000
80,000	Sensient Technologies Corporation	3,831,200
		------------
		11,932,105
		------------
	TOTAL COMMON STOCKS
	(cost $213,826,671)	324,045,932
		------------
SHORT-TERM INVESTMENTS -- 6.63%
	Commercial Paper - 6.15%
$1,365,000	Valspar Corporation (The)
	10/01/13, 0.28%	1,365,000
1,550,000	VW Credit, Inc. 10/02/13, 0.25%	1,549,989
900,000	CBS Corporation 10/03/13, 0.22%	899,989
1,250,000	VW Credit, Inc. 10/03/13, 0.24%	1,249,983
900,000	Nissan Motor Acceptance Corporation
	10/04/13, 0.25%	899,981
1,000,000	Consolidated Edison Company of
	New York, Inc. 10/07/13, 0.20%	999,967
1,000,000	Nissan Motor Acceptance Corporation
	10/08/13, 0.26%	999,950
725,000	Bacardi U.S.A., Inc. 10/09/13, 0.28%	724,955
1,475,000	Consolidated Edison Company of
	New York, Inc. 10/10/13, 0.20%	1,474,926
1,500,000	Aon Corporation 10/11/13, 0.22%	1,499,908
600,000	VW Credit, Inc. 10/11/13, 0.22%	599,963
800,000	Eaton Corporation 10/15/13, 0.25%	799,922
1,000,000	Valspar Corporation (The) 10/16/13, 0.26%	999,892
825,000	Bemis Company, Inc. 10/18/13, 0.26%	824,899
1,000,000	Valspar Corporation (The) 10/18/13, 0.23%	999,891
1,400,000	CBS Corporation 10/21/13, 0.26%	1,399,798
1,000,000	NorthWestern Corporation 10/22/13, 0.30%	999,825

$1,000,000	Bacardi-Martini B.V. 10/23/13, 0.27%	$ 999,835
750,000	Clorox Company (The) 10/23/13, 0.25%	749,886
350,000	VW Credit, Inc. 10/28/13, 0.25%	349,934
1,000,000	Clorox Company (The) 10/31/13, 0.22%	999,817
		------------
		21,388,310
		------------
	Variable Rate Security - 0.48%
1,667,752	Fidelity Institutional Money Market
	Fund - Class I	1,667,752
		------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $23,056,062)	23,056,062
		------------
	TOTAL INVESTMENTS
	(cost $236,882,733) - 99.86%	347,101,994
		------------
	OTHER ASSETS, NET OF LIABILITIES - 0.14%	469,941
		------------
	TOTAL NET ASSETS
	(basis of percentages
	disclosed above) - 100%	$347,571,935
		------------
		------------

* Non-income producing.

As of September 30, 2013, investment cost for federal tax purposes was $237,130,186 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$112,858,322
Unrealized depreciation	(2,886,514)
------------
Net unrealized appreciation	$109,971,808
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     Level 1 - quoted prices in active markets for identical investments Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	-------------
Level 1 -
Common Stocks(1)	$324,045,932
Variable Rate Security	1,667,752
Level 2 -
Commercial Paper	21,388,310
Level 3 -
None	--
------------

     Total                 $347,101,994

                        -------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 11/19/2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 11/19/2013

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 11/19/2013